MAXIM SERIES FUND, INC.

                           Maxim Index 400 Portfolio

                                  Annual Report

                                December 31, 2002















This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanies by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                           Maxim Index 400 Portfolio

The S&P MidCap 400 Index had a total return of -14.51% for the year ending December 31, 2002. Markets faced significant challenges in 2002, as clear signs of economic recovery failed to materialize, the threat of war in the Middle East loomed, and accounting scandals led to investor unease. Among the Index's top ten holdings, performance was mixed. Washington Post gained 40.53% during the year, Symantec Corporation rose 22.15%, American Water Works climbed 11.40%, and M&T Bank, the largest holding in the Index, rose 10.32%. On the negative side, IDEC Pharmaceuticals fell 51.88%, Microchip Technology lost 5.26%, and National Commerce Financial declined 3.41%.

                              Line Graph Comparison

                 Maxim
               Index 400          S&P MidCap
               Portfolio          400 Index

               10,000.00          10,000.00

   1999        10,730.00          10,949.00
   2000        12,531.57          12,866.17
   2001        12,389.96          12,788.97
   2002        10,499.25          10,933.29


$10,499.25   Maxim Index 400 Portfolio

$10,933.29   S&P MidCap 400 Index

As of 12/31/02

Maxim Index 400 Portfolio
Total Return -

One Year: -15.26%
Since Inception: 1.40%

Portfolio Inception: 7/26/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 400 Portfolio, made at its inception, with the performance of the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the accompanied of investments, of Index 400 Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period from July 26, 1999 (inception) to December 31, 1999 and for each of the three years in the period ended December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 400 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period from July 26, 1999 (inception) to December 31, 1999 and for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           INDEX
                                                                                            400
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
ASSETS:
     Investments in securities, market value  (1)                                   $      12,827,989
     Cash                                                                                     238,873
     Dividends and interest receivable                                                          9,072
     Variation margin on futures contracts                                                      2,560
                                                                                      ----------------
                                                                                      ----------------

     Total assets                                                                          13,078,494
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:

     Due to investment adviser                                                                  6,956
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      13,071,538
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $         142,848
     Additional paid-in capital                                                            16,411,301
     Net unrealized depreciation on investments and futures contracts                      (1,655,411)
     Accumulated net realized loss on investments and futures contracts                    (1,827,200)
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      13,071,538
                                                                                      ================
                                                                                      ================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $            9.15
                                                                                      ================
                                                                                      ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           100,000,000
     Outstanding                                                                            1,428,483

(1)  Cost of investments in securities:                                             $      14,475,850

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          INDEX
                                                                                           400
                                                                                        PORTFOLIO
                                                                                      ---------------
                                                                                      ---------------

INVESTMENT INCOME:
    Interest                                                                        $          9,996
    Dividends                                                                                188,956
                                                                                      ---------------
                                                                                      ---------------

    Total income                                                                             198,952
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

    Management fees                                                                          110,711
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                         88,241
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                      (1,261,091)
    Net realized loss on futures contracts                                                   (32,155)
    Change in net unrealized depreciation on investments                                  (1,727,853)
    Change in net unrealized depreciation on futures contracts                               (26,250)
                                                                                      ---------------
                                                                                      ---------------

    Net realized and unrealized loss on investments and futures contracts                 (3,047,349)
                                                                                      ---------------
                                                                                      ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     (2,959,108)
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                INDEX 400
                                                                                PORTFOLIO
                                                                      ------------------------------
                                                                      ------------------------------
                                                                          2002             2001
                                                                      -------------     ------------
                                                                      -------------     ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                           $       88,241    $     183,291
    Net realized gain (loss) on investments                             (1,261,091)         298,886
    Net realized loss on futures contracts                                 (32,155)         (44,670)
    Change in net unrealized appreciation (depreciation) on investments (1,727,853)          46,860
    Change in net unrealized appreciation (depreciation)
       on futures contracts                                                (26,250)          18,700
                                                                      -------------     ------------
                                                                      -------------     ------------

    Net increase (decrease) in net assets resulting from operations     (2,959,108)         503,067
                                                                      -------------     ------------
                                                                      -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (91,148)        (184,478)
    From net realized gains                                               (339,789)        (935,275)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Total distributions                                                   (430,937)      (1,119,753)
                                                                      -------------     ------------
                                                                      -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    4,607,718       20,526,621
    Reinvestment of distributions                                          430,937        1,119,753
    Redemptions of shares                                              (32,750,805)      (7,248,387)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Net increase (decrease) in net assets resulting from
       share transactions                                              (27,712,150)      14,397,987
                                                                      -------------     ------------
                                                                      -------------     ------------

    Total increase (decrease) in net assets                            (31,102,195)      13,781,301

NET ASSETS:
    Beginning of period                                                 44,173,733       30,392,432
                                                                      -------------     ------------
                                                                      -------------     ------------

    End of period  (1)                                              $   13,071,538    $  44,173,733
                                                                      =============     ============
                                                                      =============     ============

OTHER INFORMATION:

SHARES:

    Sold                                                                   422,625        1,892,204
    Issued in reinvestment of distributions                                 46,361          108,638
    Redeemed                                                            (2,998,087)        (652,742)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Net increase (decrease)                                             (2,529,101)       1,348,100
                                                                      =============     ============
                                                                      =============     ============

(1) Including undistributed (overdistributed) net investment income $                 $         724

See notes to financial statements.


MAXIM SERIES FUND, INC.

INDEX 400 PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
                                                                                       Period Ended
                                                  Year Ended December 31,              December 31,
                                                  ----------------------------------   --------------
                                                  ----------------------------------   ------------
                                                    2002        2001         2000        1999 +
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------
Net Asset Value, Beginning of Period            $     11.16 $     11.65  $    10.69  $       10.00

Income from Investment Operations


Net investment income                                  0.07        0.05        0.09           0.04
Net realized and unrealized gain (loss)               (1.76)      (0.22)       1.68           0.69
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Total Income (Loss) From Investment Operations        (1.69)      (0.17)       1.77           0.73
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Less Distributions

From net investment income                            (0.07)      (0.05)      (0.08)         (0.04)
From net realized gains                               (0.25)      (0.27)      (0.73)
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Total Distributions                                   (0.32)      (0.32)      (0.81)         (0.04)
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Net Asset Value, End of Period                  $      9.15 $     11.16  $    11.65  $       10.69
                                                  ==========  ==========   =========   ============
                                                  ==========  ==========   =========   ============


Total Return                                        (15.26%)     (1.13%)     16.79%          7.30% o

Net Assets, End of Period ($000)                $    13,072 $    44,174  $   30,392  $      10,730

Ratio of Expenses to Average Net Assets               0.60%       0.60%       0.60%          0.60% *

Ratio of Net Investment Income to Average Net Assets  0.48%       0.51%       0.75%          0.92% *

Portfolio Turnover Rate                              40.71%      50.48%      93.50%         26.41% o


+ The portfolio commenced operations on July 26, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's MidCap 400 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,401,173 and $34,846,752, respectively. For the year ended December 31, 2002, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2002, the U.S. Federal income tax cost basis was $15,439,397. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $753,149 and gross depreciation of securities in which there was an excess of tax cost over value of $3,364,557, resulting in net depreciation of $2,611,408.

5. FUTURES CONTRACTS

      As of December 31, 2002, the Portfolio had 2 open S&P 400 futures contracts. The contracts expire in March 2003 and the Portfolio has recorded unrealized depreciation of $7,550.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                                    2002            2001
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                               91,148         311,834
        Long-term capital gain                                       339,789         807,919
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                     430,937       1,119,753
                                                                 ============    ============


      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Net unrealized depreciation on investments and future contracts             (2,611,408)
      Undistributed net investment income                                                   0
      Accumulated net realized loss on investments and futures contracts          (1,827,200)
                                                                                  ------------
                                                                                  ------------
                                                                                  (4,438,608)
                                                                                  ============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $867,189, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $4,014.

7. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Index 400 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.82%
      1,676 L-3 Communications Holdings Inc*                              75,269
        952 Precision Castparts Corp                                      23,086
        174 Sequa Corp Class A*                                            6,805
                                                                        $105,160

AGRICULTURE --- 0.17%

      2,021 IMC Global Inc                                                21,564
                                                                         $21,564

AIR FREIGHT --- 1.43%
        832 Airborne Inc                                                  12,339
      1,506 CH Robinson Worldwide Inc                                     46,987
        897 CNF Inc                                                       29,816
        871 EGL Inc*                                                      12,412
      1,869 Expeditors International of Washington Inc                    61,023
        693 JB Hunt Transport Services Inc*                               20,305
                                                                        $182,882

AIRLINES --- 0.08%

        460 Alaska Air Group Inc*                                          9,959
                                                                          $9,959

AUTO PARTS & EQUIPMENT --- 1.47%
      1,220 ArvinMeritor Inc                                              20,337
        353 Bandag Inc                                                    13,654
        476 BorgWarner Inc                                                24,000
        857 Federal Signal Corp                                           16,643
      1,367 Gentex Corp*                                                  43,252
      1,179 Lear Corp*                                                    39,237
        600 Modine Manufacturing Co                                       10,608
        516 Superior Industries International Inc                         21,342
                                                                        $189,073

BANKS --- 9.71%

      1,354 Associated Banc-Corp                                          45,955
      1,574 Astoria Financial Corp                                        42,734
      1,149 Bank of Hawaii Corp                                           34,918
      2,647 Banknorth Group Inc                                           59,822
        885 City National Corp                                            38,931
      2,243 Colonial BancGroup Inc                                        26,759
      1,211 Commerce Bancorp Inc                                          52,303
      2,313 Compass Bancshares Inc                                        72,328
      1,293 First Virginia Banks Inc                                      48,138
      1,489 FirstMerit Corp                                               32,252
        920 Greater Bay Bancorp                                           15,907
      1,731 GreenPoint Financial Corp                                     78,207
      2,845 Hibernia Corp                                                 54,795
      1,039 Independence Community Bank Corp                              26,370
        993 IndyMac Bancorp Inc*                                          18,361
      1,653 M&T Bank Corp (1)                                            131,159
      1,209 Mercantile Bankshares Corp                                    46,655
      3,665 National Commerce Financial Corp                              87,410
      1,934 New York Community Bancorp Inc                                55,854
        855 Provident Financial Group Inc                                 22,256
      1,470 Roslyn Bancorp Inc                                            26,504
        771 Silicon Valley Bancshares*                                    14,071
      4,690 Sovereign Bancorp Inc                                         65,895
      1,342 TCF Financial Corp                                            58,632
        818 Webster Financial Corp                                        28,466
        593 Westamerica Bancorp                                           23,827
      1,186 Wilmington Trust Corp                                         37,572
                                                                      $1,246,081

BIOTECHNOLOGY --- 2.52%

        798 Charles River Laboratories International Inc*                 30,707
      3,508 Gilead Sciences Inc*                                         119,272
      2,761 IDEC Pharmaceuticals Corp (1)*                                91,582
      1,163 Incyte Genomics Inc*                                           5,303
      5,121 Millennium Pharmaceuticals Inc (1)*                           40,661
      1,599 Protein Design Labs Inc*                                      13,592
      1,362 Vertex Pharmaceuticals Inc*                                   21,588
                                                                        $322,705

BROADCAST/MEDIA --- 1.34%

        921 Emmis Communications Corp Class A*                            19,184
        885 Entercom Communications Corp*                                 41,524
      1,927 Hispanic Broadcasting Corp*                                   39,600
      1,919 Westwood One Inc*                                             71,694
                                                                        $172,002

BUILDING MATERIALS --- 0.46%
        711 Granite Construction Inc                                      11,021
        886 Martin Marietta Materials Inc                                 27,165
      1,113 Quanta Services Inc*                                           3,896
        687 York International Corp                                       17,567
                                                                         $59,649

CHEMICALS --- 2.37%

        544 A Schulman Inc                                                10,124
      1,252 Airgas Inc*                                                   21,597
        728 Albemarle Corp                                                20,712
      1,993 Crompton Corp                                                 11,858
        718 Cytec Industries Inc*                                         19,587
        611 FMC Corp*                                                     16,693
        705 Ferro Corp                                                    17,223
        523 HB Fuller Co                                                  13,535
        909 Lubrizol Corp                                                 27,725
      2,816 Lyondell Chemical Co                                          35,594
        370 Minerals Technologies Inc                                     15,966
      1,013 Olin Corp                                                     15,752
      2,053 RPM International Inc                                         31,370
      1,855 Solutia Inc                                                    6,734
        909 Valspar Corp                                                  40,160
                                                                        $304,630

COMPUTER HARDWARE & SYSTEMS --- 1.50%
      6,761 3Com Corp*                                                    31,303
        818 Avocent Corp*                                                 18,176
        432 Cabot Microelectronics Corp*                                  20,390
        599 FEI Co*                                                        9,159
        632 Imation Corp*                                                 22,171
        688 InFocus Corp*                                                  4,238
      1,992 McDATA Corp*                                                  14,143
      2,753 Quantum Corp*                                                  7,351
      1,237 Sandisk Corp*                                                 25,111
      1,890 Storage Technology Corp*                                      40,484
                                                                        $192,526

COMPUTER SOFTWARE & SERVICES --- 5.48%
      1,169 Activision Inc*                                               17,056
      1,561 Acxiom Corp*                                                  24,008
        560 Advent Software*                                               7,633
      2,362 Affiliated Computer Services Inc Class A*                    124,359
      4,450 Ascential Software Corp*                                      10,680
      4,778 Cadence Design Systems Inc*                                   56,333
      1,489 Gartner Inc*                                                  14,071
        881 Internet Security Systems Inc*                                16,149
      1,607 Jack Henry & Associates Inc                                   19,348
      1,355 Keane Inc*                                                    12,181
      2,000 Legato Systems Inc*                                           10,060
      1,805 MPS Group Inc*                                                10,000
      1,027 Macromedia Inc*                                               10,938
      1,136 Mentor Graphics Corp*                                          8,929
        933 National Instruments Corp*                                    30,313
      2,780 Network Associates Inc*                                       44,730
      1,033 Overture Services Inc*                                        28,211
      1,004 RSA Security  Inc*                                             6,014
        943 Retek Inc*                                                     2,565
      1,229 Reynolds & Reynolds Co Class A                                31,303
      1,728 Sybase Inc*                                                   23,155
        720 Sykes Enterprises Inc*                                         2,362
      2,593 Symantec Corp*                                               104,965
      1,372 Synopsys Inc*                                                 63,318
      1,384 Titan Corp*                                                   14,394
        634 Transaction Systems Architects Inc Class A*                    4,121
      1,393 Wind River Systems*                                            5,711
                                                                        $702,907

CONGLOMERATES --- 0.42%

        553 Carlisle Cos Inc                                              22,883
        711 Teleflex Inc                                                  30,495
                                                                         $53,378

DISTRIBUTORS --- 0.40%

      1,366 Fastenal Co                                                   51,075
                                                                         $51,075

ELECTRIC COMPANIES --- 4.00%
      1,503 ALLETE Inc                                                    34,088
      1,617 Alliant Energy Corp                                           26,761
        489 Black Hills Corp                                              12,968
        847 Cleco Corp                                                    11,858
      2,246 DPL Inc                                                       34,454
      1,330 DQE Inc                                                       20,269
      1,203 Great Plains Energy Inc                                       27,525
        639 Hawaiian Electric Industries Inc                              28,103
        680 IDACORP Inc                                                   16,884
        966 NSTAR                                                         42,881
      2,407 Northeast Utilities                                           36,514
      1,381 OGE Energy Corp                                               24,306
        710 PNM Resources Inc                                             16,912
      2,938 Pepco Holdings Inc                                            56,968
      1,634 Puget Energy Inc                                              36,030
        566 WPS Resources Corp                                            21,972
      1,244 Westar Energy Inc                                             12,316
      2,057 Wisconsin Energy Corp                                         51,836
                                                                        $512,645

ELECTRONIC INSTRUMENT & EQUIP --- 2.42%
        609 Ametek Inc                                                    23,440
      1,757 Arrow Electronics Inc*                                        22,472
      2,130 Avnet Inc*                                                    23,068
      1,297 Diebold Inc                                                   53,462
      1,654 Energizer Holdings Inc*                                       46,147
      1,068 Hubbell Inc Class B                                           37,530
      1,547 KEMET Corp*                                                   13,521
        694 Newport Corp*                                                  8,717
        727 Plexus Corp*                                                   6,383
      1,001 Tech Data Corp*                                               26,987
        591 Varian Inc*                                                   16,956
      2,799 Vishay Intertechnology Inc*                                   31,293
                                                                        $309,976

ELECTRONICS - SEMICONDUCTOR --- 2.98%
      8,260 Atmel Corp (1)*                                               18,420
      1,092 Cabot Corp                                                    28,982
      1,458 Cirrus Logic Inc*                                              4,199
      1,059 Credence Systems Corp*                                         9,880
      1,294 Cree Inc*                                                     21,157
      2,189 Cypress Semiconductor Corp*                                   12,521
      2,058 Fairchild Semiconductor Corp*                                 22,041
      1,818 Integrated Device Technology Inc*                             15,217
      1,134 International Rectifier Corp*                                 20,934
      2,406 Intersil Corp*                                                33,540
        852 LTX Corp*                                                      5,138
      2,240 Lam Research Corp*                                            24,192
      1,946 Lattice Semiconductor Corp*                                   17,066
      1,664 Micrel Inc*                                                   14,943
      3,622 Microchip Technology Inc                                      88,558
      3,000 RF Micro Devices Inc*                                         21,990
      1,307 Semtech Corp*                                                 14,272
      2,318 TriQuint Semiconductor Inc*                                    9,828
                                                                        $382,878

ENGINEERING & CONSTRUCTION --- 0.36%
        836 Dycom Industries Inc*                                         11,077
        983 Jacobs Engineering Group Inc*                                 34,995
                                                                         $46,072

FINANCIAL SERVICES --- 2.89%
      1,413 AG Edwards Inc                                                46,572
      6,462 E*TRADE Group Inc*                                            31,405
      1,254 Eaton Vance Corp                                              35,426
        870 Investment Technology Group Inc*                              19,453
      1,156 Investors Financial Services Corp                             31,663
      1,059 LaBranche & Co Inc*                                           28,212
      1,170 Legg Mason Inc                                                56,792
      1,232 Neuberger Berman Inc                                          41,260
      1,916 SEI Investments Co                                            52,077
      1,422 Waddell & Reed Financial Class A                              27,971
                                                                        $370,831

FOOD & BEVERAGES --- 4.34%
      1,649 Constellation Brands Inc Class A*                             39,098
      1,626 Dean Foods Co*                                                60,325
        989 Dole Food Co Inc                                              32,222
        619 Dreyer's Grand Ice Cream Inc                                  43,924
      2,482 Hormel Foods Corp                                             57,905
        786 Interstate Bakeries Corp                                      11,987
        902 JM Smucker Co                                                 35,909
        672 Lancaster Colony Corp                                         26,262
      2,476 McCormick & Co Inc (nonvtg)                                   57,443
      2,710 PepsiAmericas Inc                                             36,395
        862 Sensient Technologies Corp                                    19,369
      1,924 Smithfield Foods Inc*                                         38,172
        911 Tootsie Roll Industries Inc                                   27,949
      6,270 Tyson Foods Inc Class A                                       70,349
                                                                        $557,309

GOLD, METALS & MINING --- 0.57%
      1,931 AK Steel Holding Corp*                                        15,448
        907 Arch Coal Inc                                                 19,582
        373 Carpenter Technology Corp                                      4,644
        984 GrafTech International Ltd*                                    5,865
        927 Peabody Energy Corp                                           27,096
                                                                         $72,635

HEALTH CARE RELATED --- 4.87%
      1,569 AdvancePCS*                                                   34,847
        958 Apria Healthcare Group Inc*                                   21,306
      1,077 Covance Inc*                                                  26,483
      1,377 Express Scripts Inc Class A*                                  66,151
      1,794 First Health Group Corp*                                      43,684
      2,215 Health Net Inc*                                               58,476
        792 Henry Schein Inc*                                             35,640
        718 LifePoint Hospitals Inc*                                      21,490
      1,907 Lincare Holdings Inc*                                         60,299
      1,658 Omnicare Inc                                                  39,510
      1,581 Oxford Health Plans Inc*                                      57,627
        631 PacifiCare Health Systems Inc*                                17,731
      1,222 Patterson Dental Co*                                          53,450
      1,328 Triad Hospitals Inc*                                          39,614
      1,083 Universal Health Services Inc Class B*                        48,843
                                                                        $625,151

HOMEBUILDING --- 1.05%

      2,442 Clayton Homes Inc                                             29,744
      2,599 DR Horton Inc                                                 45,093
      1,152 Lennar Corp                                                   59,443
                                                                        $134,280

HOTELS/MOTELS --- 0.19%

      1,680 Extended Stay America Inc*                                    24,780
                                                                         $24,780

HOUSEHOLD GOODS --- 1.33%
        830 Blyth Industries Inc                                          22,211
        698 Church & Dwight Co Inc                                        21,240
      1,681 Dial Corp                                                     34,242
      1,017 Furniture Brands International Inc*                           24,255
      1,200 Mohawk Industries Inc*                                        68,340
                                                                        $170,288

INSURANCE RELATED --- 4.60%
        964 Allmerica Financial Corp*                                      9,736
        704 AmerUs Group Co                                               19,902
      1,230 American Financial Group Inc                                  28,376
      1,574 Arthur J Gallagher & Co                                       46,244
      1,263 Brown & Brown Inc*                                            40,820
        917 Everest Re Group Ltd                                          50,710
      1,718 Fidelity National Financial Inc                               56,402
      1,089 HCC Insurance Holdings Inc                                    26,789
        721 Horace Mann Educators Corp                                    11,053
        833 Mony Group Inc                                                19,942
      1,090 Ohio Casualty Corp*                                           14,116
      2,165 Old Republic International Corp                               60,620
      1,625 PMI Group Inc                                                 48,815
      1,219 Protective Life Corp                                          33,547
      1,655 Radian Group Inc                                              61,483
        530 StanCorp Financial Group Inc                                  25,891
      1,226 Unitrin Inc                                                   35,824
                                                                        $590,270

LEISURE & ENTERTAINMENT --- 1.48%
      1,363 Callaway Golf Co                                              18,060
      1,040 GTECH Holdings Corp*                                          28,974
        968 International Speedway Corp Class A                           36,097
        894 Macrovision Corp*                                             14,340
      1,221 Mandalay Resort Group*                                        37,375
      5,361 Park Place Entertainment Corp*                                45,032
      1,656 Six Flags Inc*                                                 9,456
                                                                        $189,334

MACHINERY --- 2.11%

      1,327 AGCO Corp*                                                    29,327
        552 Albany International Corp Class A                             11,404
        806 Donaldson Co Inc                                              29,016
        985 Flowserve Corp*                                               14,568
        737 Harsco Corp                                                   23,503
        555 Kaydon Corp                                                   11,772
        628 Kennametal Inc                                                21,653
        579 Nordson Corp                                                  14,377
        892 Pentair Inc                                                   30,819
      1,454 SPX Corp*                                                     54,452
        328 Tecumseh Products Co Class A                                  14,475
        813 Trinity Industries Inc                                        15,414
                                                                        $270,780

MEDICAL PRODUCTS --- 2.54%
      1,888 Apogent Techologies Inc*                                      39,270
      1,118 Beckman Coulter Inc                                           33,003
      2,149 Cytyc Corp*                                                   21,920
      1,409 Dentsply International Inc                                    52,415
      1,085 Edwards Lifesciences Corp*                                    27,635
      1,101 Hillenbrand Industries Inc                                    53,189
      1,213 Steris Corp*                                                  29,415
        927 VISX Inc*                                                      8,881
      1,210 Varian Medical Systems Inc*                                   60,016
                                                                        $325,744

MISCELLANEOUS --- 0.28%

        974 Leucadia National Corp                                        36,340
                                                                         $36,340

OFFICE EQUIPMENT & SUPPLIES --- 0.55%
      1,058 HON Industries Inc                                            29,920
      1,339 Herman Miller Inc                                             24,638
        731 Wallace Computer Services Inc                                 15,724
                                                                         $70,282

OIL & GAS --- 7.37%
        982 Cooper Cameron Corp*                                          48,923
      2,671 ENSCO International Inc                                       78,661
      1,173 FMC Technologies Inc*                                         23,964
        854 Forest Oil Corp*                                              23,613
      2,162 Grant Prideco Inc*                                            25,166
      1,151 Hanover Compressor Co*                                        10,566
        884 Helmerich & Payne Inc                                         24,672
      1,632 Murphy Oil Corp                                               69,931
      1,443 National-Oilwell Inc*                                         31,515
      1,024 Noble Energy Inc                                              38,451
      3,162 Ocean Energy Inc                                              63,145
        611 Overseas Shipholding Group Inc                                10,937
      1,398 Patterson-UTI Energy Inc*                                     42,178
      2,076 Pioneer Natural Resources Co*                                 52,419
      2,409 Pride International Inc*                                      35,894
      1,820 Smith International Inc*                                      59,368
      1,067 Tidewater Inc                                                 33,184
      1,928 Valero Energy Corp                                            71,220
      1,722 Varco International Inc*                                      29,963
      2,320 Weatherford International Ltd*                                92,638
        594 Western Gas Resources Inc                                     21,889
      2,298 XTO Energy Inc                                                56,761
                                                                        $945,058

PAPER & FOREST PRODUCTS --- 1.37%
        983 Bowater Inc                                                   41,237
        754 Glatfelter                                                     9,923
        907 Longview Fibre Co*                                             6,558
      1,888 Packaging Corp of America*                                    34,437
        487 Potlatch Corp                                                 11,630
        495 Rayonier Inc                                                  22,399
      1,701 Sonoco Products Co                                            39,004
        897 Wausau-Mosinee Paper Corp                                     10,064
                                                                        $175,252

PERSONAL LOANS --- 0.18%
      2,678 AmeriCredit Corp*                                             20,728
      1,031 Metris Cos Inc                                                 2,547
                                                                         $23,275

PHARMACEUTICALS --- 1.93%

        785 Barr Laboratories Inc*                                        51,096
      1,460 ICN Pharmaceuticals Inc                                       15,929
      3,432 IVAX Corp (1)*                                                41,630
      2,168 Mylan Laboratories Inc                                        75,663
      1,289 Perrigo Co*                                                   15,661
      2,099 SICOR Inc*                                                    33,269
      1,496 Sepracor Inc*                                                 14,466
                                                                        $247,714

POLLUTION CONTROL --- 0.48%
      2,942 Republic Services Inc*                                        61,723
                                                                         $61,723

PRINTING & PUBLISHING --- 2.45%
        442 Banta Corp                                                    13,821
      1,987 Belo Corp Class A                                             42,363
        786 Lee Enterprises Inc                                           26,347
        409 Media General Inc Class A                                     24,520
      1,806 Reader's Digest Association Inc Class A                       27,271
        716 Scholastic Corp*                                              25,740
        966 Valassis Communications Inc*                                  28,429
        170 Washington Post Co Class B                                   125,460
                                                                        $313,951

RAILROADS --- 0.15%

        871 GATX Corp                                                     19,876
                                                                         $19,876

REAL ESTATE --- 0.90%
      1,111 Hospitality Properties Trust REIT                             39,107
      1,349 Liberty Property Trust REIT                                   43,087
      1,752 New Plan Excel Realty Trust REIT                              33,446
                                                                        $115,640

RESTAURANTS --- 1.44%

        612 Bob Evans Farms Inc                                           14,290
      1,741 Brinker International Inc*                                    56,147
        860 CBRL Group Inc                                                25,912
        917 Cheesecake Factory Inc*                                       33,150
      1,329 Outback Steakhouse Inc                                        45,771
        358 Papa John's International Inc*                                 9,981
                                                                        $185,251

RETAIL --- 6.04%

      1,261 99 Cents Only Stores*                                         33,870
      1,763 Abercrombie & Fitch Co*                                       36,071
      1,280 American Eagle Outfitters Inc*                                17,638
      1,263 BJ's Wholesale Club Inc*                                      23,113
      1,192 Barnes & Noble Inc*                                           21,539
      1,371 Borders Group Inc*                                            22,073
      1,513 CDW Computer Centers Inc*                                     66,345
      1,829 CarMax Inc*                                                   32,703
        888 Claire's Stores Inc                                           19,598
      1,631 Copart Inc*                                                   19,311
      2,054 Dollar Tree Stores Inc*                                       50,467
        983 Krispy Kreme Doughnuts Inc*                                   33,196
        693 Longs Drug Stores Corp                                        14,373
      1,181 Michaels Stores Inc*                                          36,965
        851 Neiman Marcus Group Inc*                                      25,862
        407 Payless ShoeSource Inc*                                       20,948
      2,513 Petsmart Inc*                                                 43,048
      1,652 Pier 1 Imports Inc                                            31,272
      1,400 Ross Stores Inc                                               59,346
        839 Ruddick Corp                                                  11,486
      2,512 Saks Inc*                                                     29,491
      1,376 United Rentals Inc*                                           14,806
      1,034 Whole Foods Market Inc*                                       54,523
      2,070 Williams-Sonoma Inc*                                          56,201
                                                                        $774,245

SHOES --- 0.19%

        681 Timberland Co Class A*                                        24,250
                                                                         $24,250

SPECIALIZED SERVICES --- 4.66%
      2,129 BISYS Group Inc*                                              33,851
        899 CSG Systems International Inc*                                12,271
        845 Career Education Corp*                                        33,800
        984 Catalina Marketing Corp*                                      18,204
      2,622 Ceridian Corp*                                                37,809
      1,178 Certegy Inc*                                                  28,920
      1,405 CheckFree Corp*                                               22,481
      1,516 ChoicePoint Inc*                                              59,867
      2,153 DST Systems Inc (1)*                                          76,539
      1,231 DeVry Inc*                                                    20,447
      1,338 Dun & Bradstreet Corp*                                        46,148
        620 Education Management Corp*                                    23,312
      1,627 Harte-Hanks Inc                                               30,376
        651 Kelly Services Inc Class A                                    16,086
        676 Korn/Ferry International*                                      5,056
      1,379 Manpower Inc                                                  43,990
        979 Pittston Brink's Group                                        18,092
        557 Rollins Inc                                                   14,176
      1,079 Sotheby's Holdings Inc Class A*                                9,711
        736 Sylvan Learning Systems Inc*                                  12,070
      1,575 Viad Corp                                                     35,201
                                                                        $598,407

TELEPHONE & TELECOMMUNICATIONS --- 1.54%
        679 ADTRAN Inc*                                                   22,339
      1,474 Advanced Fibre Communications*                                24,586
      3,859 Broadwing Inc*                                                13,584
      1,112 CommScope Inc*                                                 8,785
      1,168 Harris Corp                                                   30,718
        792 Plantronics Inc*                                              11,983
      1,748 Polycom Inc*                                                  16,641
      1,141 Powerwave Technologies Inc*                                    6,161
        962 Price Communications Corp*                                    13,304
      1,056 Telephone & Data Systems Inc (1)                              49,653
                                                                        $197,754

TEXTILES --- 0.45%

      1,597 Coach Inc*                                                    52,573
        950 Unifi Inc*                                                     4,988
                                                                         $57,561

TOBACCO --- 0.14%

        479 Universal Corp                                                17,704
                                                                         $17,704

TRANSPORTATION --- 0.37%

        720 Alexander & Baldwin Inc                                       18,569
      1,462 Swift Transportation Co Inc*                                  29,266
                                                                         $47,835

UTILITIES --- 2.91%

        981 AGL Resources Inc                                             23,838
      3,150 Aquila Inc                                                     5,576
      2,600 Energy East Corp                                              57,434
      1,141 Equitable Resources Inc                                       39,981
      1,285 MDU Resources Group Inc                                       33,166
      1,438 National Fuel Gas Co                                          29,810
      1,070 ONEOK Inc                                                     20,544
      1,477 Questar Corp                                                  41,090
      1,978 Scana Corp                                                    61,239
      1,820 Sierra Pacific Resources                                      11,830
      1,220 Vectren Corp                                                  28,060
        850 WGL Holdings Inc                                              20,332
                                                                        $372,900

WATER --- 0.64%

      1,796 American Water Works Co Inc                                   81,682
                                                                         $81,682

TOTAL COMMON STOCK --- 97.94%                                        $12,563,264
(Cost $14,211,125)

SHORT-TERM INVESTMENTS

    165,000 Freddie Mac (1)                                              164,997
               0.760%, January 2, 2003
    100,000 United States of America (1)                                  99,728
               1.170%, March 27, 2003

$264,725

TOTAL SHORT-TERM INVESTMENTS --- 2.06%                                  $264,725
(Cost $264,725)

TOTAL INDEX 400 PORTFOLIO --- 100%                                   $12,827,989
(Cost $14,475,850)


Legend

(1)  Collateral for Futures
*  Non-income Producing Security
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Index 400 Portfolio were:

PROPOSALS #2, 3, 4, 5a, 5b, 5c, 5d, 5e, 5f, 5g, 5h, 6a, 6c, 6d, 6e, 6f

            For:       3,860,370.24
            Against:   - 0 -
            Abstain*:  - 0 -

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.